Capital Management and Risk Policies - Summary of Mortgage Portfolio LTV Distribution (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 ARS ($)
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	$ 30,960
Lower than 50% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	Lower than 50%
Exposure	$ 3,807
50 to 60% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	50 to 60%
Exposure	$ 282
60 to 70% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	60 to 70%
Exposure	$ 576
70 to 80% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	70 to 80%
Exposure	$ 436
80 to 90% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	80 to 90%
Exposure	$ 495
90 to 100% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	90 to 100%
Exposure	$ 4,765
Higher than100% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	Higher than 100%
Exposure	$ 20,599